COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

(a) Operating lease accounting

The Company leases rooftop, land, other property, and equipment under non-cancellable operating leases whose initial terms are typically 3 to 25 years, with some having a term of 35 years or more, along with options that permit renewals for additional periods. At the inception of each lease, the Company determines if the arrangement is a lease or contains an embedded lease and reviews the facts and circumstances of the arrangement to classify leased assets as operating or finance under Topic 842. The Company has elected not to record any leases with terms of 12 months or less on the balance sheet.

As this time, a certain portion of active leases within the Company portfolio are classified as operating leases under the new standard. Operating leases are included in leases right-of-use (“ROU”) assets, operating lease current liabilities, and operating lease non-current liabilities in the consolidated balance sheet. The ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent our obligation to make minimum lease payment arising from the lease for the duration of the lease term.

Most leases include one or more options to renew, with renewal terms that can extend the lease term from 1 year to 5 years or greater. The exercise of lease renewal option is typically at our discretion. Additionally, many leases contain early termination clauses, however early termination typically requires the agreement of both parties to the lease. At the lease inception, all renewal options reasonably certain to be exercised are considered when determining the lease term. At this time, the Company does not have operating leases that include options to purchase or automatically transfer ownership of the lease property to the Company. The depreciable life of leased assets is limited by the expected lease term.

To determine the present value of future minimum lease payments, the Company use the implicit rate when readily determinable. At this time, many of the Company leases do not provide an implicit rate; therefore, to determine the present value of minimum lease payments, the Company use its incremental borrowing rate based on the information available at lease commencement date. The ROU assets also include any lease payments made and exclude lease incentives.

The components of lease expenses consisted of the following:

		Year Ended December 31,
Lease cost	Classification	2019
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$1,368,941
Interest on lease liabilities	Interest expense	2,387,985
Net lease cost		$3,756,926

Lease Term and Discount Rate	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	21
Weighted-average discount rate (%)
Operating leases	7%

Year Ended December 31,
Other information	2019
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$(3,067,901)

As of December 31, 2019, future minimum payments required under the operating lease are:

USD
Year ended December 31,
2020	$2,064,709
2021	2,621,560
2022	1,842,883
2023	2,222,844
2024	1,860,086
2025 and later	33,869,596
Total minimum lease payments	44,481,678
Less: Amount representing interest	(21,140,989)
Present value of net minimum lease payments	$23,340,689
Current portion	452,740
Non-current portion	22,887,949

(b) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

(c) Guarantee

For the years ended December 31, 2018 and 2019, ReneSola Investment, a subsidiary of the Company, guaranteed failed sale-lease back for project companies within the Company with the amount of $18,256,841 and $1,766,035, respectively. In addition, the Company guaranteed rooftop lease for subsidiary of the related party of the Company.